COMMITMENTS (Detail Textuals) (USD $)	6 Months Ended		12 Months Ended		0 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Feb. 11, 2013 Subsequent Event
Commitments and Contingencies Disclosure [Abstract]
Lease expiration date	Dec. 31, 2015
Rent expense	$ 68,212	$ 58,675	$ 123,978	$ 133,118
Original amount of security deposit held by the landlord under the lease	12,154				12,154
Amended amount of security deposit held by the landlord under the lease	$ 29,300				$ 29,300
Term lease			10 years
Subsequent Event [Line Items]
Additional term lease					2 years 10 months